Interest in Other Entities - Schedule of Company’s Rights in Share Capital and Voting Rights (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Laminera [Member]
Schedule of Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business	Israel	Israel
Company rights in share capital and voting rights	19.70%	19.70%
Revoltz [Member]
Schedule of Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business	Israel	Israel
Company rights in share capital and voting rights	19.90%	19.90%
Zig Miami 54 [Member]
Schedule of Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business	USA	USA
Company rights in share capital and voting rights	60.00%	60.00%
Polyrizon [Member]
Schedule of Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business		Israel
Company rights in share capital and voting rights		38.76%
SciSparc Nutraceuticals [Member]
Schedule of Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business		USA
Company rights in share capital and voting rights		49.00%
Solterra Energy [Member]
Schedule of Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business		Israel
Company rights in share capital and voting rights		36.08%